Quarterly Holdings Report
for
Fidelity Advisor® Value Strategies Fund
August 31, 2023
SO-NPRT3-1023
1.805748.119
Common Stocks - 99.2%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.9%
Cellnex Telecom SA (a)	402,800	15,418
Media - 0.4%
Nexstar Broadcasting Group, Inc. Class A	43,000	7,000
TOTAL COMMUNICATION SERVICES		22,418
CONSUMER DISCRETIONARY - 11.7%
Automobile Components - 1.1%
Adient PLC (b)	203,000	7,952
Autoliv, Inc.	111,400	10,873
		18,825
Automobiles - 0.9%
Harley-Davidson, Inc.	468,600	15,815
Diversified Consumer Services - 0.5%
Adtalem Global Education, Inc. (b)	213,914	9,380
Hotels, Restaurants & Leisure - 1.1%
Hilton Grand Vacations, Inc. (b)	241,400	10,554
Red Rock Resorts, Inc.	176,900	7,771
		18,325
Household Durables - 1.1%
Tempur Sealy International, Inc.	422,700	19,749
Leisure Products - 1.7%
Brunswick Corp.	141,800	11,219
Mattel, Inc. (b)	791,700	17,544
		28,763
Specialty Retail - 4.1%
American Eagle Outfitters, Inc.	1,047,822	17,771
Bath & Body Works, Inc.	202,900	7,481
Lithia Motors, Inc. Class A (sub. vtg.)	41,400	12,752
Signet Jewelers Ltd. (c)	162,600	12,195
Upbound Group, Inc.	315,800	9,670
Victoria's Secret & Co. (b)	586,100	11,241
		71,110
Textiles, Apparel & Luxury Goods - 1.2%
Gildan Activewear, Inc.	694,000	20,699
TOTAL CONSUMER DISCRETIONARY		202,666
CONSUMER STAPLES - 4.0%
Consumer Staples Distribution & Retail - 1.3%
U.S. Foods Holding Corp. (b)	552,000	22,317
Food Products - 2.2%
Bunge Ltd.	175,800	20,097
Darling Ingredients, Inc. (b)	307,022	18,962
		39,059
Household Products - 0.5%
Energizer Holdings, Inc.	251,100	8,625
TOTAL CONSUMER STAPLES		70,001
ENERGY - 9.0%
Energy Equipment & Services - 1.9%
Expro Group Holdings NV (b)	796,700	18,730
Valaris Ltd. (b)	187,100	14,092
		32,822
Oil, Gas & Consumable Fuels - 7.1%
Antero Resources Corp. (b)	707,400	19,574
Canadian Natural Resources Ltd.	570,500	36,906
Hess Corp.	209,400	32,352
Targa Resources Corp.	201,300	17,362
Tourmaline Oil Corp. (c)	326,700	16,753
		122,947
TOTAL ENERGY		155,769
FINANCIALS - 18.4%
Banks - 4.1%
East West Bancorp, Inc.	383,100	21,201
First Citizens Bancshares, Inc.	19,400	26,392
Popular, Inc.	161,200	11,007
U.S. Bancorp	360,600	13,173
		71,773
Capital Markets - 3.0%
Ameriprise Financial, Inc.	58,700	19,816
LPL Financial	84,200	19,416
Raymond James Financial, Inc.	126,100	13,189
		52,421
Consumer Finance - 2.3%
OneMain Holdings, Inc.	347,973	14,444
PROG Holdings, Inc. (b)	293,852	10,079
SLM Corp.	1,069,284	15,227
		39,750
Financial Services - 4.3%
Apollo Global Management, Inc.	318,400	27,809
Global Payments, Inc.	216,400	27,416
Walker & Dunlop, Inc.	231,600	19,765
		74,990
Insurance - 4.7%
American Financial Group, Inc.	179,000	20,750
Assurant, Inc.	134,900	18,796
First American Financial Corp.	197,500	12,182
Reinsurance Group of America, Inc.	92,533	12,827
The Travelers Companies, Inc.	99,300	16,010
		80,565
TOTAL FINANCIALS		319,499
HEALTH CARE - 5.8%
Health Care Providers & Services - 4.9%
AdaptHealth Corp. (b)	792,000	9,449
Centene Corp. (b)	450,700	27,786
Cigna Group	105,900	29,256
CVS Health Corp.	278,500	18,150
		84,641
Pharmaceuticals - 0.9%
Jazz Pharmaceuticals PLC (b)	106,900	15,325
TOTAL HEALTH CARE		99,966
INDUSTRIALS - 17.4%
Air Freight & Logistics - 1.2%
FedEx Corp.	77,200	20,151
Building Products - 1.1%
Builders FirstSource, Inc. (b)	138,300	20,059
Commercial Services & Supplies - 1.1%
The Brink's Co.	242,800	18,407
Construction & Engineering - 3.6%
Fluor Corp. (b)	501,700	17,554
Granite Construction, Inc.	249,400	10,298
MDU Resources Group, Inc.	702,600	14,305
Willscot Mobile Mini Holdings (b)	494,200	20,272
		62,429
Electrical Equipment - 1.5%
Regal Rexnord Corp.	162,000	26,275
Ground Transportation - 4.5%
Knight-Swift Transportation Holdings, Inc. Class A	298,900	16,386
TFI International, Inc. (Canada)	154,000	20,985
U-Haul Holding Co. (non-vtg.)	342,100	18,213
XPO, Inc. (b)	304,700	22,740
		78,324
Machinery - 3.2%
Allison Transmission Holdings, Inc.	344,100	20,801
Chart Industries, Inc. (b)(c)	81,600	14,735
Kennametal, Inc.	278,600	7,375
Timken Co.	176,600	13,496
		56,407
Professional Services - 0.7%
Manpower, Inc.	149,000	11,752
Trading Companies & Distributors - 0.5%
Beacon Roofing Supply, Inc. (b)	100,800	8,049
TOTAL INDUSTRIALS		301,853
INFORMATION TECHNOLOGY - 6.6%
Communications Equipment - 1.4%
Lumentum Holdings, Inc. (b)	431,600	23,363
Electronic Equipment, Instruments & Components - 2.6%
Coherent Corp. (b)	205,700	7,740
Flex Ltd. (b)	901,100	24,861
Vontier Corp.	423,400	13,299
		45,900
Semiconductors & Semiconductor Equipment - 0.6%
Skyworks Solutions, Inc.	90,200	9,808
Software - 1.2%
NCR Corp. (b)	669,300	20,588
Technology Hardware, Storage & Peripherals - 0.8%
Seagate Technology Holdings PLC	202,200	14,314
TOTAL INFORMATION TECHNOLOGY		113,973
MATERIALS - 10.4%
Chemicals - 6.4%
Axalta Coating Systems Ltd. (b)	342,500	9,693
Celanese Corp. Class A	160,200	20,243
Methanex Corp.	335,400	14,271
Olin Corp.	359,083	20,834
The Chemours Co. LLC	517,800	17,616
Tronox Holdings PLC	544,400	7,426
Westlake Corp. (c)	162,200	21,245
		111,328
Construction Materials - 0.5%
Knife River Holding Co.	175,350	9,024
Containers & Packaging - 1.1%
Crown Holdings, Inc.	87,154	8,076
O-I Glass, Inc. (b)	529,300	10,512
		18,588
Metals & Mining - 1.5%
Constellium NV (b)	842,500	15,165
Freeport-McMoRan, Inc.	275,900	11,011
		26,176
Paper & Forest Products - 0.9%
Louisiana-Pacific Corp.	254,500	15,901
TOTAL MATERIALS		181,017
REAL ESTATE - 6.9%
Equity Real Estate Investment Trusts (REITs) - 5.5%
CubeSmart	187,400	7,816
Equity Lifestyle Properties, Inc.	208,300	13,948
Essex Property Trust, Inc.	70,300	16,759
Prologis (REIT), Inc.	104,537	12,983
Ventas, Inc.	344,200	15,035
Welltower, Inc.	353,500	29,298
		95,839
Real Estate Management & Development - 1.4%
Jones Lang LaSalle, Inc. (b)	139,100	24,036
TOTAL REAL ESTATE		119,875
UTILITIES - 7.7%
Electric Utilities - 5.7%
Constellation Energy Corp.	316,200	32,935
Edison International	191,800	13,205
FirstEnergy Corp.	305,700	11,027
PG&E Corp. (b)	1,653,300	26,949
PPL Corp.	603,900	15,049
		99,165
Independent Power and Renewable Electricity Producers - 2.0%
The AES Corp.	754,100	13,521
Vistra Corp.	647,000	20,329
		33,850
TOTAL UTILITIES		133,015
TOTAL COMMON STOCKS (Cost $1,388,716)		1,720,052

Money Market Funds - 2.5%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.43% (d)	13,193,693	13,196
Fidelity Securities Lending Cash Central Fund 5.44% (d)(e)	30,746,425	30,750
TOTAL MONEY MARKET FUNDS (Cost $43,946)		43,946

TOTAL INVESTMENT IN SECURITIES - 101.7% (Cost $1,432,662)	1,763,998
NET OTHER ASSETS (LIABILITIES) - (1.7)%	(29,926)
NET ASSETS - 100.0%	1,734,072

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,418,000 or 0.9% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	1,324	369,900	358,028	681	-	-	13,196	0.0%
Fidelity Securities Lending Cash Central Fund 5.44%	51,754	418,132	439,136	73	-	-	30,750	0.1%
Total	53,078	788,032	797,164	754	-	-	43,946

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.